Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Acquirers Small and Micro Deep Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acquirers Small and Micro Deep Value ETF NAV
Average Annual Return, Percent	1.98%	11.00%	7.68%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.88%	14.74%	14.60%
Deep Value-Acquirers Deep Value Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Deep Value-Acquirers Deep Value Blended Index
Average Annual Return, Percent	1.95%	11.86%	8.42%